INVESTMENT IN UNCONSOLIDATED ENTITY, NET (Details) - Jun. 30, 2026	CNY (¥)	USD ($)
INVESTMENT IN UNCONSOLIDATED ENTITY, NET
Investment in unconsolidated entity - Initial cost	¥ 1,824,974	$ 268,968
Investment in unconsolidated entity, net	¥ 1,824,974	$ 268,968